Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NexPoint Funds I
Entity Central Index Key	0001354917
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000060521
Shareholder Report [Line Items]
Fund Name	NexPoint Event Driven Fund
Class Name	Class A Shares
Trading Symbol	HHCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/event-driven-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class A Shares	$268	2.62%

Expenses Paid, Amount	$ 268
Expense Ratio, Percent	2.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2025, the NexPoint Event Driven Fund (the “Fund”) Class A returned 4.51% compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08%. This underperformance of the Bloomberg U.S. Aggregate Bond Index is largely attributable to the federal funds rate cut and a selloff in the Fund's risk assets. The idiosyncratic nature of the Event Driven Fund ensures non-correlated returns to traditional indices. Our correlation to the Bloomberg U.S. Aggregate Bond Index further decreased to 0.077.

  Top Contributor: DS Smith PLC

  Top Detractor: Carestream Health, Inc. Term Loan

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class A Shares, With Load* - $9963	Class A Shares, Without Load - $10543	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11904	S&P 500 Index (TR) - $35936
Jun/15	$9450	$10000	$10000	$10000
Jun/16	$7001	$7408	$10600	$10399
Jun/17	$7050	$7460	$10567	$12260
Jun/18	$7932	$8393	$10525	$14023
Jun/19	$8623	$9125	$11353	$15483
Jun/20	$9454	$10005	$12345	$16645
Jun/21	$11173	$11823	$12304	$23436
Jun/22	$8476	$8969	$11038	$20948
Jun/23	$8818	$9332	$10934	$25053
Jun/24	$9533	$10087	$11222	$31204
Jun/25	$9963	$10543	$11904	$35936

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Event Driven Fund
Class A Shares, With Load*	-1.26%	-0.08%	-0.04%
Class A Shares, Without Load	4.51%	1.05%	0.53%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	6.08%	-0.73%	1.76%
S&P 500 Index (TR)	15.16%	16.64%	13.65%

AssetsNet	$ 83,447,787
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 400,515
InvestmentCompanyPortfolioTurnover	397.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$83,447,787	123	$400,515	397%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-20.9%
Exchange-Traded Funds Sold Short	-3.5%
Derivative Contracts (Net)	-0.4%
Purchased Put Options	0.0%
Rights	0.0%
Repurchase Agreement	0.0%
Cash Equivalents	0.7%
Master Limited Partnerships	2.4%
U.S. Senior Loans	4.8%
Corporate Obligations	18.6%
Common Stocks	100.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Juniper Networks	4.4%
Hess	4.2%
CI Financial	4.1%
AvidXchange Holdings	3.9%
TXNM Energy	3.8%
Short Securities
Chevron	-4.5%
Triumph Group	-2.4%
Viper Energy	-2.1%
Global X U.S. Infrastructure Development ETF	-1.9%
Constellation Energy Corp.	-1.8%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000060522
Shareholder Report [Line Items]
Fund Name	NexPoint Event Driven Fund
Class Name	Class C Shares
Trading Symbol	HHCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class C Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/event-driven-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class C Shares	$333	3.27%

Expenses Paid, Amount	$ 333
Expense Ratio, Percent	3.27%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2025, the NexPoint Event Driven Fund (the “Fund”) Class C returned 3.82% compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08%. This underperformance of the Bloomberg U.S. Aggregate Bond Index is largely attributable to the federal funds rate cut and a selloff in the Fund's risk assets. The idiosyncratic nature of the Event Driven Fund ensures non-correlated returns to traditional indices. Our correlation to the Bloomberg U.S. Aggregate Bond Index further decreased to 0.077.

  Top Contributor: DS Smith PLC

  Top Detractor: Carestream Health, Inc. Term Loan

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class C Shares, With Load* - $9906	Class C Shares, Without Load - $9906	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11904	S&P 500 Index (TR) - $35936
Jun/15	$9900	$10000	$10000	$10000
Jun/16	$7300	$7374	$10600	$10399
Jun/17	$7381	$7381	$10567	$12260
Jun/18	$8246	$8246	$10525	$14023
Jun/19	$8909	$8909	$11353	$15483
Jun/20	$9706	$9706	$12345	$16645
Jun/21	$11396	$11396	$12304	$23436
Jun/22	$8591	$8591	$11038	$20948
Jun/23	$8882	$8882	$10934	$25053
Jun/24	$9541	$9541	$11222	$31204
Jun/25	$9906	$9906	$11904	$35936

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Event Driven Fund
Class C Shares, With Load*	2.82%	0.41%	-0.09%
Class C Shares, Without Load	3.82%	0.41%	-0.09%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	6.08%	-0.73%	1.76%
S&P 500 Index (TR)	15.16%	16.64%	13.65%

AssetsNet	$ 83,447,787
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 400,515
InvestmentCompanyPortfolioTurnover	397.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$83,447,787	123	$400,515	397%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-20.9%
Exchange-Traded Funds Sold Short	-3.5%
Derivative Contracts (Net)	-0.4%
Purchased Put Options	0.0%
Rights	0.0%
Repurchase Agreement	0.0%
Cash Equivalents	0.7%
Master Limited Partnerships	2.4%
U.S. Senior Loans	4.8%
Corporate Obligations	18.6%
Common Stocks	100.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Juniper Networks	4.4%
Hess	4.2%
CI Financial	4.1%
AvidXchange Holdings	3.9%
TXNM Energy	3.8%
Short Securities
Chevron	-4.5%
Triumph Group	-2.4%
Viper Energy	-2.1%
Global X U.S. Infrastructure Development ETF	-1.9%
Constellation Energy Corp.	-1.8%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000060523
Shareholder Report [Line Items]
Fund Name	NexPoint Event Driven Fund
Class Name	Class Z Shares
Trading Symbol	HHCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Z Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/event-driven-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class Z Shares	$233	2.27%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.27%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2025, the NexPoint Event Driven Fund (the “Fund”) Class Z returned 4.88% compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08%. This underperformance of the Bloomberg U.S. Aggregate Bond Index is largely attributable to the federal funds rate cut and a selloff in the Fund's risk assets. The idiosyncratic nature of the Event Driven Fund ensures non-correlated returns to traditional indices. Our correlation to the Bloomberg U.S. Aggregate Bond Index further decreased to 0.077.

  Top Contributor: DS Smith PLC

  Top Detractor: Carestream Health, Inc. Term Loan

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	NexPoint Event Driven Fund, Class Z Shares - $10936	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11904	S&P 500 Index (TR) - $35936
Jun/15	$10000	$10000	$10000
Jun/16	$7436	$10600	$10399
Jun/17	$7523	$10567	$12260
Jun/18	$8490	$10525	$14023
Jun/19	$9262	$11353	$15483
Jun/20	$10198	$12345	$16645
Jun/21	$12090	$12304	$23436
Jun/22	$9205	$11038	$20948
Jun/23	$9610	$10934	$25053
Jun/24	$10427	$11222	$31204
Jun/25	$10936	$11904	$35936

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Event Driven Fund, Class Z Shares	4.88%	1.41%	0.90%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	6.08%	-0.73%	1.76%
S&P 500 Index (TR)	15.16%	16.64%	13.65%

AssetsNet	$ 83,447,787
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 400,515
InvestmentCompanyPortfolioTurnover	397.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$83,447,787	123	$400,515	397%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-20.9%
Exchange-Traded Funds Sold Short	-3.5%
Derivative Contracts (Net)	-0.4%
Purchased Put Options	0.0%
Rights	0.0%
Repurchase Agreement	0.0%
Cash Equivalents	0.7%
Master Limited Partnerships	2.4%
U.S. Senior Loans	4.8%
Corporate Obligations	18.6%
Common Stocks	100.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Juniper Networks	4.4%
Hess	4.2%
CI Financial	4.1%
AvidXchange Holdings	3.9%
TXNM Energy	3.8%
Short Securities
Chevron	-4.5%
Triumph Group	-2.4%
Viper Energy	-2.1%
Global X U.S. Infrastructure Development ETF	-1.9%
Constellation Energy Corp.	-1.8%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000171609
Shareholder Report [Line Items]
Fund Name	NexPoint Merger Arbitrage Fund
Class Name	Class A Shares
Trading Symbol	HMEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/merger-arbitrage/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class A Shares	$226	2.20%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2025, the NexPoint Merger Arbitrage Fund (the “Fund”) Class A returned 5.48% compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08%. This underperformance of the Bloomberg U.S. Aggregate Bond Index is largely attributable to the Fund’s lower sensitivity to interest rate movements and its focus on idiosyncratic opportunities. These opportunities received less of a benefit from the Federal Reserve’s rate cuts and the subsequent rally in fixed income markets. Our correlation to the Bloomberg U.S. Aggregate Bond Index remained low at 0.046 for the period. The opportunities within the Merger Arbitrage space remain attractive and the Fund’s consistent performance is attributable to our active management of the Fund.

  Top Contributor: Endeavor Group (EDR) / Silver Lake Management LLC (Private Equity): Endeavor Group Holdings, Inc. — a global sports and entertainment company — was acquired by Silver Lake Technology Management, LLC, its largest shareholder, for $27.50 per outstanding share not owned by Silver Lake, approximately 62.63% of shares..

  Top Detractor: HEES / HRI: H&E Equipment Services, Inc. — an integrated equipment services company focused on heavy construction and industrial equipment — agreed to be acquired by Herc Holdings for $5.3 billion.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class A Shares, With Load* - $15177	Class A Shares, Without Load - $16060	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11191
Aug/16	$9450	$10000	$10000
Jun/17	$10270	$10867	$9934
Jun/18	$10489	$11099	$9895
Jun/19	$11089	$11734	$10674
Jun/20	$11950	$12645	$11606
Jun/21	$12907	$13659	$11568
Jun/22	$13216	$13986	$10377
Jun/23	$13376	$14155	$10280
Jun/24	$14388	$15226	$10550
Jun/25	$15177	$16060	$11191

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
NexPoint Merger Arbitrage Fund
Class A Shares, With Load*	-0.30%	3.71%	4.82%
Class A Shares, Without Load	5.48%	4.90%	5.49%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	6.08%	-0.73%	1.28%

AssetsNet	$ 1,097,942,154
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 7,272,631
InvestmentCompanyPortfolioTurnover	406.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,097,942,154	70	$7,272,631	406%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-6.8%
Derivative Contracts (Net)	-0.2%
Purchased Put Options	0.0%
Rights	0.0%
Repurchase Agreement	0.0%
Warrants	0.1%
Asset-Backed Securities	1.3%
U.S. Senior Loans	2.3%
Corporate Obligations	9.1%
Cash Equivalents	15.7%
Common Stocks	70.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
SpringWorks Therapeutics	6.4%
Skechers USA	6.3%
Juniper Networks	5.1%
Blueprint Medicines	5.0%
Walgreens Boots Alliance	4.1%
Short Securities
Chevron	-3.2%
Viper Energy	-2.0%
Triumph Group	-1.2%
James Hardie Industries PLC ADR	-0.4%
Juniper Networks, Inc.	-0.3%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000171610
Shareholder Report [Line Items]
Fund Name	NexPoint Merger Arbitrage Fund
Class Name	Class C Shares
Trading Symbol	HMECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class C Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/merger-arbitrage/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class C Shares	$292	2.85%

Expenses Paid, Amount	$ 292
Expense Ratio, Percent	2.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2025, the NexPoint Merger Arbitrage Fund (the “Fund”) Class C returned 4.75% compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08%. This underperformance of the Bloomberg U.S. Aggregate Bond Index is largely attributable to the Fund’s lower sensitivity to interest rate movements and its focus on idiosyncratic opportunities. These opportunities received less of a benefit from the Federal Reserve’s rate cuts and the subsequent rally in fixed income markets. Our correlation to the Bloomberg U.S. Aggregate Bond Index remained low at 0.046 for the period. The opportunities within the Merger Arbitrage space remain attractive and the Fund’s consistent performance is attributable to our active management of the Fund.

  Top Contributor: Endeavor Group (EDR) / Silver Lake Management LLC (Private Equity): Endeavor Group Holdings, Inc. — a global sports and entertainment company — was acquired by Silver Lake Technology Management, LLC, its largest shareholder, for $27.50 per outstanding share not owned by Silver Lake, approximately 62.63% of shares..

  Top Detractor: HEES / HRI: H&E Equipment Services, Inc. — an integrated equipment services company focused on heavy construction and industrial equipment — agreed to be acquired by Herc Holdings for $5.3 billion.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class C Shares, With Load* - $15155	Class C Shares, Without Load - $16755	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11191
Aug/16	$9900	$10000	$10000
Dec/16	$10133	$10236	$9713
Jun/17	$11827	$10806	$9934
Jun/18	$10971	$10971	$9895
Jun/19	$12735	$11519	$10674
Jun/20	$13627	$12326	$11606
Jun/21	$14628	$13231	$11568
Jun/22	$13454	$13454	$10377
Jun/23	$14960	$13531	$10280
Jun/24	$14468	$15995	$10550
Jun/25	$15155	$16755	$11191

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
NexPoint Merger Arbitrage Fund
Class C Shares, With Load*	3.75%	4.22%	4.80%
Class C Shares, Without Load	4.75%	4.22%	4.80%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	6.08%	-0.73%	1.28%

AssetsNet	$ 1,097,942,154
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 7,272,631
InvestmentCompanyPortfolioTurnover	406.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,097,942,154	70	$7,272,631	406%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-6.8%
Derivative Contracts (Net)	-0.2%
Purchased Put Options	0.0%
Rights	0.0%
Repurchase Agreement	0.0%
Warrants	0.1%
Asset-Backed Securities	1.3%
U.S. Senior Loans	2.3%
Corporate Obligations	9.1%
Cash Equivalents	15.7%
Common Stocks	70.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
SpringWorks Therapeutics	6.4%
Skechers USA	6.3%
Juniper Networks	5.1%
Blueprint Medicines	5.0%
Walgreens Boots Alliance	4.1%
Short Securities
Chevron	-3.2%
Viper Energy	-2.0%
Triumph Group	-1.2%
James Hardie Industries PLC ADR	-0.4%
Juniper Networks, Inc.	-0.3%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000171611
Shareholder Report [Line Items]
Fund Name	NexPoint Merger Arbitrage Fund
Class Name	Class Z Shares
Trading Symbol	HMEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Z Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/merger-arbitrage/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class Z Shares	$190	1.85%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2025, the NexPoint Merger Arbitrage Fund (the “Fund”) Class Z returned 5.83% compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08%. This underperformance of the Bloomberg U.S. Aggregate Bond Index is largely attributable to the Fund’s lower sensitivity to interest rate movements and its focus on idiosyncratic opportunities. These opportunities received less of a benefit from the Federal Reserve’s rate cuts and the subsequent rally in fixed income markets. Our correlation to the Bloomberg U.S. Aggregate Bond Index remained low at 0.046 for the period. The opportunities within the Merger Arbitrage space remain attractive and the Fund’s consistent performance is attributable to our active management of the Fund.

  Top Contributor: Endeavor Group (EDR) / Silver Lake Management LLC (Private Equity): Endeavor Group Holdings, Inc. — a global sports and entertainment company — was acquired by Silver Lake Technology Management, LLC, its largest shareholder, for $27.50 per outstanding share not owned by Silver Lake, approximately 62.63% of shares..

  Top Detractor: HEES / HRI: H&E Equipment Services, Inc. — an integrated equipment services company focused on heavy construction and industrial equipment — agreed to be acquired by Herc Holdings for $5.3 billion.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	NexPoint Merger Arbitrage Fund, Class Z Shares - $18358	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11904
Jun/15	$10000	$10000
Jun/16	$10990	$10600
Jun/17	$12074	$10567
Jun/18	$12384	$10525
Jun/19	$13135	$11353
Jun/20	$14196	$12345
Jun/21	$15393	$12304
Jun/22	$15814	$11038
Jun/23	$16068	$10934
Jun/24	$17346	$11222
Jun/25	$18358	$11904

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Merger Arbitrage Fund, Class Z Shares	5.83%	5.28%	6.26%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	6.08%	-0.73%	1.76%

AssetsNet	$ 1,097,942,154
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 7,272,631
InvestmentCompanyPortfolioTurnover	406.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,097,942,154	70	$7,272,631	406%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-6.8%
Derivative Contracts (Net)	-0.2%
Purchased Put Options	0.0%
Rights	0.0%
Repurchase Agreement	0.0%
Warrants	0.1%
Asset-Backed Securities	1.3%
U.S. Senior Loans	2.3%
Corporate Obligations	9.1%
Cash Equivalents	15.7%
Common Stocks	70.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
SpringWorks Therapeutics	6.4%
Skechers USA	6.3%
Juniper Networks	5.1%
Blueprint Medicines	5.0%
Walgreens Boots Alliance	4.1%
Short Securities
Chevron	-3.2%
Viper Energy	-2.0%
Triumph Group	-1.2%
James Hardie Industries PLC ADR	-0.4%
Juniper Networks, Inc.	-0.3%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.